Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options (in shares)	1,452,821	1,728,106
Granted, number of options (in shares)	1,743,650	76,100
Exercise of options (in shares)	(293,049)	(312,085)
Forfeited, number of options (in shares)	(40,340)	(39,300)
Outstanding-end of the year, Number of options (in shares)	2,863,082	1,452,821
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 163.30	$ 156.66
Granted, weighted average exercise price	201.53	182.06
Exercises, weighted average exercise price	156.89	129.04
Forfeited, weighted average exercise price	187.20	180.54
Outstanding-end of the year, Weighted average exercise price	$ 186.90	$ 163.30